Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Capital Mgmt, Other information (Details)
€ / shares in Units, € in Millions
			12 Months Ended
	Jan. 29, 2020 € / shares	Jan. 09, 2020 EUR (€)	Dec. 31, 2020	Dec. 31, 2019 EUR (€) market	Dec. 31, 2017	Dec. 31, 2014	Dec. 31, 2018 EUR (€)	Mar. 19, 2018	Mar. 05, 2014 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Percentage of assets weighted by risk			70.00%
Planned coverage percentage of loan portfolio under advanced internal ratings based approach				90.00%
Number of key markets | market				10
Notional amount | €				€ 362,464			€ 318,807
Initial interest rate term					6 years
Dividends proposed, total per share (in eur per share) | € / shares	€ 0.13
Cash dividends proposed (in eur per share) | € / shares	0.10
Scrip dividends proposed (in eur per share) | € / shares	€ 0.03
Issuance On January 9 2020
Disclosure of detailed information about financial instruments [line items]
Notional amount | €		€ 1,500
Interest rate (as a percent)		4.375%
Initial interest rate term		6 years
Interest rate period thereafter		5 years
Adjustment to reference rate, after initial interest rate period		4.50%
Issuance by Banco Santander S.A. in March 2014
Disclosure of detailed information about financial instruments [line items]
Notional amount | €		€ 1,500							€ 1,500
Interest rate (as a percent)				6.25%		6.25%
Initial interest rate term				5 years		5 years
Adjustment to reference rate, after initial interest rate period					4.999%	5.41%		4.10%